DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
General and Administrative

The Savings Plan for the Subsidiaries of Southside Bancshares, Inc. (the “Plan”) is a defined contribution 401(k) profit sharing plan for eligible employees of Southside Bancshares, Inc. and Subsidiaries (the “Company” or “Employer”). The Plan is administered by Southside Bancshares, Inc. (“Plan Administrator”), which is also the Plan Sponsor. Principal Financial Group provides certain plan administrative and support services such as compliance testing, processing distribution/loan requests, and enrollment and transaction processing and serves as the trustee and custodian.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Participants should refer to the plan document and summary plan description for a more complete description of the Plan’s provisions, copies of which may be obtained from the Plan Sponsor.

Eligibility

Eligible employees may participate in the Plan after they have worked at least 30 days with the Company or a predecessor employer.

Union employees, leased employees, independent contractors (even if later determined to be an employee), non-resident aliens and any security officers hired on or after April 30, 2003 who are also employed on a full-time basis by any federal, state, county or local law enforcement agency shall be excluded from participation in the Plan.

Contributions

A participant may elect to make salary deferral contributions of their eligible compensation subject to certain maximum limitations imposed by the Internal Revenue Code (the “Code”). These elective deferral contributions may consist of both pre-tax and Roth 401(k) contributions; however, the combination of pre-tax and Roth contributions was limited to $23,500 for 2025 and $23,000 for 2024.

Participants aged 50 and over by the end of the plan year are permitted to make annual catch-up contributions. The catch-up contribution limit was $7,500 for 2025 and 2024, provided that if a participant attained age 60, 61, 62 or 63 in 2025, the catch-up contribution limit was $11,250. This made the total elective deferral limitation $31,000 ($34,750, for participants aged 60 through 63) for 2025 and $30,500 for 2024. Further, if any participants had FICA wages exceeding $150,000 in 2025, their catch-up contributions in 2026 are required to be on a Roth basis.

On January 1 of each year and on the plan entry date for each new participant that has met the eligibility criteria, an automatic enrollment at a 5% deferral rate will be applied to all participant accounts that have not made an election to defer. Those who had previously elected not to defer or designated a zero-deferral percentage will also be automatically enrolled each January 1, unless the participant affirmatively elects to not defer prior to each January 1.  If a participant does not choose a different deferral percentage other than the automatic 5%, the deferral percentage will also be automatically increased each first day of each succeeding plan year by 1% up to a maximum deferral percentage of 10%.

The Company has an option to provide discretionary contributions equal to a matching percentage which the Company, from time to time, deems advisable.  The Company’s matching percentage is 100% for the first 3% of the employee’s salary deferral and 50% for the next 2% of the employee’s salary deferral. In applying the matching percentage, only salary deferrals up to 5% of a participant’s eligible compensation will be used.  To receive the Company’s discretionary matching contribution for a Plan year, if any, the participant must have made match-eligible contributions during the Plan year, completed 1,000 hours or more of service during the Plan year and must be employed by the Company on the last day of the Plan year (unless the participant terminated due to death or disability, or after attainment of normal retirement age).
Rollover Contributions

A rollover contribution is an amount received from another plan or IRA. Under certain circumstances, participants may roll over an amount from another plan to this Plan. This amount comes from contributions made because of past participation in another plan. A rollover is only allowed in cash. A rollover may include an outstanding loan balance, if the participant were affected by a business event that results in a change of employer. A direct rollover may come from other qualified plans, tax sheltered annuity plans and governmental 457 plans. A participant rollover that was originally paid to the participant may come from other qualified plans, tax sheltered annuity plans, governmental 457 plans and traditional IRAs.

Voluntary After-Tax Contributions and In-Plan Roth Conversion Options

Effective February 1, 2025, the Plan was amended to allow participants to make voluntary employee after-tax contributions and utilize an in-plan Roth conversion feature. Voluntary after-tax contributions are not eligible for employer matching contributions.

Vesting

Participants are immediately vested in their salary deferral contributions including Roth 401(k) and after-tax contributions and any rollover contributions plus actual earnings thereon. Vesting service means the sum of a participant’s periods of service. The cumulative periods of service begin when the participant starts working for the Company and/or a predecessor employer and ends on the earlier of the date the participant stops working for the Company or the date the participant is absent from work for one year. Any Plan year in which a participant was not an employee of the Company for less than a full year or is absent from work less than one year will count as a period of service for vesting purposes.

Vesting in the Company matching contributions is based upon periods of service as indicated below:

Periods of Service	% Vested
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6 or more	100%

A participant also becomes 100% vested in all accounts upon attaining age 55 while employed by the Company. A participant’s account is also fully vested if the participant dies or becomes disabled while employed by the Company.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, the Company’s matching contributions (if eligible), and the net earnings or losses from the investment activities of the participant’s account, reduced for any withdrawals and fees associated with notes receivables. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Forfeited Accounts

Upon termination of employment, participants forfeit their nonvested benefits. These forfeitures generally may serve to pay the Plan’s administrative expenses and to reduce future Employer contributions. In certain circumstances, if a participant is rehired, the participant shall have the right to repay to the Plan the portion of the participant’s account which may have been previously distributed. In the event the participant repays the entire distribution received from the Plan, the Company shall restore the nonvested portion of the participant’s account. During 2025, forfeitures were used to reduce Plan expenses by $54,637 and employer contributions by $131,397. During 2024, forfeitures were used to reduce plan expenses by $46,349 and employer contributions by $42,886. At December 31, 2025 and 2024, unallocated forfeited balances were $278,428 and $221,944, respectively.

Participant Investment Options

Participants are permitted to invest employee and employer contributions among only those investment alternatives made available under the Plan. Participants may not invest more than 20% of their account in employer stock. Participants are permitted to invest rollover contributions into investment alternatives made available under the Plan except for employer company stock. Participants may elect to terminate their employee contributions at any time. Modifications to participants’ deferral amounts are effective at the beginning of the next payroll period. Participants may change their investment options via phone or online access to Principal Financial Group in accordance with applicable procedures established by the Plan Administrator.

Participant Loans

Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 (reduced by the highest outstanding loan balance from the Plan during the one-year period ending on the day before the new loan is made), or the greater of 50% of their vested account balance or $10,000, reduced by any outstanding loan balance on the date the new loan is made.  The maximum repayment term of any loan is 5 years.  Loan transactions are treated as a transfer to (from) the investment funds from (to) the Participants Loan account. Loans are secured by the balance in the participants’ accounts and bear interest at the rate commensurate with the Wall Street prime rate at the date of issuance as determined by Principal Financial Group. A participant may not have more than one loan outstanding at any point in time.  Principal and interest are paid ratably through payroll deductions over not more than 5 years.

In-service Withdrawals

Participants may be eligible for financial hardship withdrawals to pay medical expenses, the purchase of a residence, expenses of post-secondary higher education or other eligible expenses. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the Plan. Hardship withdrawals are strictly regulated by the Internal Revenue Service (“IRS”) and a participant must exhaust all available loan options and available distributions prior to requesting a hardship withdrawal. The amount withdrawn, which may include all or a portion of rollover contributions, cannot exceed the amount of the hardship. Participants may also withdraw any or all of the participant’s vested account if the participant is at least 59 ½ and has not yet terminated employment with the Company. Participants may withdraw any or all of the account of rollover contributions at any time.

Payment of Benefits

Upon separation of service with the Company, a participant whose vested account balance is equal to or less than $7,000 but more than $1,000 will receive a mandatory distribution as a direct rollover to an IRA unless the participant elects to receive an immediate lump-sum distribution equal to their vested account balance. For vested account balances that are $1,000 or less, an immediate lump-sum distribution of the vested account balance will be paid to the participant. For vested account balances greater than $7,000, a participant is eligible for a direct rollover to an IRA or eligible retirement plan or a distribution paid as a single lump-sum payment, fixed period or fixed amount installment payments over a period of time or partial payments. Cash and employer securities are forms of payment available under the Plan.
Administrative Expenses

Some Plan administrative expenses are paid by the Company. Expenses relating to purchases, sales or transfers of the Plan’s investments are charged to the particular investment fund to which the expenses relate. Fees related to the administration of participants’ notes receivable and distributions are charged directly to the participants.

Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event the Plan terminates, participants will become 100% vested in their accounts.